Condensed Consolidated Statements of Financial Position (Unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Shares subject to possible redemption	0	615,366
Common Stock, Par or Stated Value Per Share	₪ 0.01	₪ 0.01
Common Stock, Shares Authorized	150,000,000	150,000,000
Common Stock, Shares, Issued	69,348,939	68,711,584
Common Stock, Shares, Outstanding	69,348,939	68,711,584